Basis of Presentation and General Information - Capesize drybulk vessels (Details)	Dec. 31, 2024 t
Integrity
Property, Plant and Equipment
Capesize drybulk vessels	175,966
Achievement
Property, Plant and Equipment
Capesize drybulk vessels	175,966
Ingenuity
Property, Plant and Equipment
Capesize drybulk vessels	176,022
Genius
Property, Plant and Equipment
Capesize drybulk vessels	175,580
Peace
Property, Plant and Equipment
Capesize drybulk vessels	175,858
W Trader
Property, Plant and Equipment
Capesize drybulk vessels	175,879
E Trader
Property, Plant and Equipment
Capesize drybulk vessels	175,886
Gouverneur
Property, Plant and Equipment
Capesize drybulk vessels	178,043
Valentine
Property, Plant and Equipment
Capesize drybulk vessels	175,125
Danaos
Property, Plant and Equipment
Capesize drybulk vessels	176,536